Loans (Tables)	12 Months Ended
Dec. 31, 2018
Loans [Abstract]
Components of Loans by Industry Classification IFRS 9 [text block table]

Loans by industry classification

in € m.	Dec 31, 2018
Agriculture, forestry and fishing	655
Mining and quarrying	3,699
Manufacturing	30,966
Electricity, gas, steam and air conditioning supply	3,555
Water supply, sewerage, waste management and remediation activities	895
Construction	4,421
Wholesale and retail trade, repair of motor vehicles and motorcycles	21,871
Transport and storage	6,548
Accommodation and food service activities	2,094
Information and communication	5,281
Financial and insurance activities	93,886
Real estate activities	35,153
Professional, scientific and technical activities	7,020
Administrative and support service activities	7,921
Public administration and defense, compulsory social security	10,752
Education	698
Human health services and social work activities	3,618
Arts, entertainment and recreation	951
Other service activities	5,328
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	188,494
Activities of extraterritorial organizations and bodies	25
Gross loans	433,832
(Deferred expense)/unearned income	254
Loans less (deferred expense)/unearned income	433,578
Less: Allowance for loan losses	4,247
Total loans	429,331

Components of Loans by Industry Classification IAS 39 [text block table]
in € m.	Dec 31, 2017
Financial intermediation	52,204
Manufacturing	27,478
of which:
Basic metals and fabricated metal products	4,211
Electrical and optical equipment	3,386
Transport equipment	3,374
Chemicals and chemical products	3,623
Machinery and equipment	3,191
Food products	2,907
Households (excluding mortgages)	36,524
Households – mortgages	150,205
Public sector	13,711
Wholesale and retail trade	19,252
Commercial real estate activities	29,247
Lease financing	384
Fund management activities	18,708
Other	58,167
of which:
Renting of machinery and other business activities	26,559
Transport, storage and communication	9,243
Mining and quarrying of energy-producing materials	2,553
Electricity, gas and water supply	3,552
Gross loans	405,879
(Deferred expense)/unearned income	259
Loans less (deferred expense)/unearned income	405,621
Less: Allowance for loan losses	3,921
Total loans	401,699